ING PARTNERS, INC.

                        SUPPLEMENT DATED AUGUST 26, 2002
                                 TO PROSPECTUS
                               DATED MAY 1, 2002


The information in this Supplement updates and amends certain information contained in the May 1, 2002 Prospectus of ING Partners, Inc. (the "Fund"). You should read this Supplement along with the Prospectus.

     --------------------------------------------------------------------

The information in the Appendix under the heading "Investment Techniques and Practices" in each prospectus should be amended to note that ING MFS Research Portfolio is not permitted to engage in futures contracts.

     --------------------------------------------------------------------

The following table shows the average annual total return of the Comparable Funds for the stated periods ended June 30, 2002, as well as a comparison with the performance of the applicable benchmark.1/


                                            1 Year  3 Years  5 Years  10 Years
                                                                     (or since
                                                                     inception)

Alger Mid Cap Growth Portfolio - Class B... -20.74% 0.10%   9.90%   15.37%
(Comparable to ING Alger Aggressive Growth)
S&P Mid Cap 400 Index ..................... -4.72   6.66    12.57   15.06
Alger LargeCap Growth-Portfolio Class B.... -25.02  -11.88  4.03    12.19
(Comparable to ING Alger Growth)
S&P 500 Index.............................. -18.17  -9.25   3.61    11.40
American Century Small Cap Value Fund...... 10.74   20.26   N/A     18.25
(Comparable to ING American Century Small
Cap Value)
S&P BARRA 600 Value Index.................. 1.38    8.82    8.50    13.77
Baron Growth Fund.......................... 2.11    6.89    12.05   20.08
(Comparable to ING Baron Small Cap Growth)
Russell 2000 Index......................... -8.06   1.67    4.44    10.95


-------------------

Footnote

1/ The S&P 500 (Standard & Poor's 500) Index is a value-weighted, unmanaged index of 500 widely held stocks considered to be representative of the stock market in general. The S&P Mid Cap 400 Index is a broad-based unmanaged capitalization weighted index of mid-capitalization companies. The S&P BARRA 600 Value Index consists of S&P 600 stocks chosen that have lower price/book ratios. The Russell 2000 Index is a broad-based unmanaged capitalization weighted index of small capitalization companies. The Russel MidCap Value Index is the subset of the Russell MidCap Index, representing approximately 71% of the total market capitalization of the Russell MidCap Index. The Morgan Stanley Capital International (MSCI) All Country World Free Index is a broad based unmanaged index of developed country and emerging market equities. The Lehman Brothers Government/Corporate Bond Index is made up of the Lehman Brothers Government and Corporate Bond indexes including U.S. government treasury and agency securities as well as corporate and yankee bonds. The Lehman Brother Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. The Russell 3000 Index is a broad-based unmanaged capitalization weighted index of large capitalization companies. The S&P BARRA 500 Value Index is constructed by dividing the stocks in the S&P 500 Index according to a single attribute of price-to-book ratio. The index contains companies with lower price-to- book ratios, and is capitalization weighted so that each stock is weighted in the appropriate index in proportion to its market value.

                                            1 Year  3 Years  5 Years  10 Years
                                                                     (or since
                                                                     inception)

Goldman Sach/r Capital Growth Fund - Class
A.......................................... -23.79  -9.88    4.40    11.65
(Comparable to ING Goldman Sachsr Capital
Growth)
S&P 500 Index.............................. -18.17  -9.25    3.61    11.40

JPMorgan Mid Cap Value Fund ............... 6.02    15.22    N/A     18.89
JPMorgan Mid Cap Value Portfolio- Variable
Insurance Fund............................. N/A     N/A      N/A     15.53
(Comparable to ING JPMorgan Mid Cap Value)
Russell Mid Cap Value Index................ 1.92    5.17     9.10    13.90

MFS Global Growth Fund - Class A........... -18.22  -2.94    2.87    7.75
(Comparable to ING MFS Global Growth)
MSCI All Country World Free Index.......... -14.21  -8.43    0.36    7.88

OpCap Advisors Mutual Fund Composite 2/.... -19.58  -3.53    9.32    12.06
(Comparable to ING OpCap Balanced Value)
60% S&P 500 Index/40% LB Government/
Corporate Bond Index                        -5.42   -1.44    6.17    10.35

PIMCO Total Return Fund - Class A.......... 10.49   8.28     7.77    7.86
(Comparable to ING PIMCO Total Return)
Lehman Brothers Aggregate Bond Index....... 8.64    8.11     7.58    7.35

Salomon Brothers Capital Fund - Class A.... -17.36  3.74     11.68   14.39
Salomon Brothers Capital Fund - Class O.... -17.01  4.08     11.98   14.78
(Comparable to ING Salomon Brothers
Capital)
Russell 3000 Index......................... -17.25  -7.59    4.07    11.39

Salomon Brothers Investors Value Fund -
Class A.................................... -15.53  -2.31    6.31    14.21
Salomon Brothers Investors Value Fund -
Class O.................................... -15.32  -2.06    6.56    13.36
(Comparable to ING Salomon Brothers
Investors Value)...........................
S&P BARRA 500 Value Index ................. -18.10  -5.70    4.11    11.46

UBS Enhanced S&P 500 - Class A 3/.......... -18.37  N/A      N/A     -16.35
(Comparable to ING DSI Enhanced Index)
S&P 500 Index.............................. -18.17  -9.25    3.61    11.40

UBS Tactical Allocation Fund 4/ - Class A.. -18.74  -7.82    4.23    10.83
(Comparable to ING UBS Tactical Asset
Allocation)
S&P 500 Index.............................. -18.17  -9.25    3.61    11.40

Van Kampen Comstock Fund - (Class A)....... -17.25  2.39     10.44   13.47
Van Kampen Life Investment Trust Comstock
Portfolio-(Class I)                         -16.21  2.34     N/A     2.12
(Comparable to ING Van Kampen Comstock
Portfolio)
S&P 500 Index.............................. -18.17  -9.25    3.61    11.40
S&P BARRA 500 Value Index.................. -18.10  -5.70    4.11    11.46









-------------------

Footnote

2/ Performance is based on a composite of all similarly managed mutual fund accounts.

3/ Fund is sub-advised by DSI.

4/ Formerly Brinson Tactical Asset Allocation Fund

                   ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO


APPOINTMENT OF NEW INVESTMENT SUB-ADVISER

Effective May 24, 2002, the Board of Directors of the Fund appointed Deutsche Asset Management Investment Services Limited ("DeAMIS") as investment sub-adviser for the ING Scudder International Growth Portfolio (the "Portfolio"). Deutsche Investment Management Americas Inc. (an affiliate of DeAMIS) will no longer serve as investment sub-adviser for the Portfolio. The principal business address of DeAMIS is One Appold Street, London, England. DeAMIS is a wholly owned subsidiary of Deutsche Asset Management Group Limited ("DeAMG"). DeAMG is owned by Deutsche Morgan Grenfell Group plc which in turn is owned by DB Investments (GB) Limited, under the parent company Deutsche Bank AG. DeAMIS is both regulated by the Financial Services Authority in the UK and registered in the US as an investment adviser under the Investment Advisers Act of 1940.

PORTFOLIO MANAGER

The Portfolio is managed by a team of investment professionals. Alexander Tedder is the Lead Manager and is primarily responsible for the day-to-day management of the Portfolio. He works with the other members of the team in developing and executing the Portfolio's investment program. Mr. Tedder joined DeAMIS in 1994 as a Portfolio Manager and has twelve years of investment experience.

NEW INVESTMENT SUBADVISORY AGREEMENT

A new Investment SubAdvisory Agreement (the "New Agreement") between ING Life Insurance and Annuity Company and DeAMIS became effective May 24, 2002. The terms of the New Agreement are substantially similar to the terms of the previous Investment SubAdvisory Agreement with Deutsche Investment Management Americas Inc., except for the effective date, the name of the sub-adviser and certain other terms and conditions.